Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Apr. 30, 2023	Apr. 30, 2022
Schedule of deferred tax assets and liabilities [Abstract]
Inventory reserve		$ 13,101
Bad debt expense	70,929
ROU, net of lease liabilities	441,997
NOL	583,490	872,592
Valuation allowance	(1,085,551)	(885,693)
Deferred tax assets, net	10,865
Trademark acquired at acquisition of Maison Monterey Park	51,273
Deferred tax liability, net of deferred tax assets	$ 40,408